UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)	331,683	$34,859,883
United Technologies Corp.	153,821	16,238,883

		$51,098,766

Automobiles — 1.0%
Honda Motor Co., Ltd.	841,744	$31,179,084

		$31,179,084

Beverages — 3.2%
Anheuser-Busch InBev NV	356,407	$34,272,562
Beam, Inc.	115,755	7,522,917
Coca-Cola Co. (The)	313,491	12,564,719
Coca-Cola HBC AG(1)	70,926	1,838,472
Diageo PLC	1,404,807	44,024,986

		$100,223,656

Biotechnology — 2.5%
Celgene Corp.(1)	266,834	$39,187,241
Gilead Sciences, Inc.(1)	644,290	39,591,621

		$78,778,862

Capital Markets — 3.1%
Charles Schwab Corp. (The)	661,239	$14,606,770
Credit Suisse Group AG(1)	869,787	25,548,930
Deutsche Bank AG	92,250	4,161,707
Goldman Sachs Group, Inc. (The)	109,610	17,979,328
UBS AG(1)	1,855,579	36,499,239

		$98,795,974

Chemicals — 3.9%
Akzo Nobel NV	164,094	$10,004,119
BASF SE	412,914	36,595,924
Linde AG	73,911	14,237,677
LyondellBasell Industries NV, Class A	193,728	13,311,051
Monsanto Co.	271,513	26,820,054
PPG Industries, Inc.	37,233	5,973,663
Syngenta AG	38,852	15,362,546

		$122,305,034

Commercial Banks — 7.5%
Banco Bilbao Vizcaya Argentaria SA	382,898	$3,631,017
Barclays PLC	7,028,763	30,708,552
DNB ASA	1,186,382	19,735,977
HSBC Holdings PLC	7,046,710	80,004,494
PNC Financial Services Group, Inc. (The)	198,697	15,110,907
Regions Financial Corp.	1,036,893	10,379,299
Standard Chartered PLC	1,145,003	26,556,867
Toronto-Dominion Bank (The)	191,354	16,108,180
Wells Fargo & Co.	835,403	36,340,031

		$238,575,324

Security	Shares	Value
Communications Equipment — 0.9%
F5 Networks, Inc.(1)	76,515	$6,714,956
QUALCOMM, Inc.	149,677	9,661,650
Telefonaktiebolaget LM Ericsson, Class B	945,475	11,175,805

		$27,552,411

Computers & Peripherals — 1.0%
Apple, Inc.	67,317	$30,460,943

		$30,460,943

Consumer Finance — 0.7%
American Express Co.	321,494	$23,716,612

		$23,716,612

Diversified Financial Services — 2.7%
Bank of America Corp.	2,496,828	$36,453,689
Citigroup, Inc.	444,847	23,194,323
JPMorgan Chase & Co.	474,236	26,429,172

		$86,077,184

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	361,569	$12,752,539
Deutsche Telekom AG	1,300,818	15,817,914
Verizon Communications, Inc.	575,326	28,467,130
Ziggo NV	650,233	25,879,737

		$82,917,320

Electric Utilities — 2.4%
American Electric Power Co., Inc.	199,484	$9,246,084
Duke Energy Corp.	101,241	7,188,111
Edison International	151,426	7,548,586
PPL Corp.	267,081	8,485,163
Southern Co. (The)	143,417	6,430,818
SSE PLC	1,536,047	36,772,263

		$75,671,025

Electrical Equipment — 2.5%
ABB, Ltd.(1)	1,866,852	$41,156,497
Emerson Electric Co.	311,884	19,140,321
Osram Licht AG(1)	9,547	372,135
Schneider Electric SA	219,298	17,469,462

		$78,138,415

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	439,101	$6,669,944

		$6,669,944

Energy Equipment & Services — 1.2%
Cameron International Corp.(1)	98,054	$5,814,602
Halliburton Co.	345,863	15,629,549
Tenaris SA	756,113	16,869,254

		$38,313,405

Security	Shares	Value
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	124,032	$14,547,713

		$14,547,713

Food Products — 6.6%
Danone SA	249,399	$19,751,284
Hershey Co. (The)	128,023	12,145,542
Kraft Foods Group, Inc.	203,792	11,530,551
Mondelez International, Inc., Class A	457,698	14,312,216
Nestle SA	1,465,796	99,208,883
Unilever NV	1,262,491	50,652,955

		$207,601,431

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	277,584	$10,167,902
Covidien PLC	216,160	13,321,941

		$23,489,843

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	184,571	$18,102,724

		$18,102,724

Household Products — 2.4%
Colgate-Palmolive Co.	383,258	$22,945,656
Procter & Gamble Co.	332,133	26,670,280
Svenska Cellulosa AB, Class B	1,024,103	27,090,298

		$76,706,234

Industrial Conglomerates — 2.5%
Danaher Corp.	343,685	$23,143,748
General Electric Co.	784,108	19,108,712
Koninklijke Philips Electronics NV	787,698	25,189,713
Siemens AG	95,470	10,485,588

		$77,927,761

Insurance — 4.0%
ACE, Ltd.	172,893	$15,798,962
Aflac, Inc.	264,261	16,299,618
Allianz SE	228,888	35,667,937
Muenchener Rueckversicherungs-Gesellschaft AG	85,034	16,885,435
Old Mutual PLC	4,070,103	12,020,300
Prudential PLC	1,703,711	30,257,581

		$126,929,833

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	118,232	$35,613,843
Netflix, Inc.(1)	36,065	8,807,794

		$44,421,637

Security	Shares	Value
Internet Software & Services — 2.1%
eBay, Inc.(1)	572,973	$29,616,974
Google, Inc., Class A(1)	42,326	37,568,558

		$67,185,532

IT Services — 2.1%
Accenture PLC, Class A	273,402	$20,179,802
International Business Machines Corp.	178,443	34,803,523
Visa, Inc., Class A	58,748	10,398,983

		$65,382,308

Machinery — 0.5%
Deere & Co.	198,647	$16,501,606

		$16,501,606

Media — 1.6%
Comcast Corp., Class A	498,069	$22,452,951
Walt Disney Co. (The)	336,762	21,771,663
WPP PLC	348,591	6,293,494

		$50,518,108

Metals & Mining — 1.3%
BHP Billiton, Ltd. ADR	554,874	$34,807,246
Glencore Xstrata PLC	1,541,450	6,509,773

		$41,317,019

Multi-Utilities — 1.1%
National Grid PLC	2,205,626	$26,360,162
Sempra Energy	111,487	9,769,606

		$36,129,768

Multiline Retail — 1.3%
Dollar General Corp.(1)	515,889	$28,203,652
Macy’s, Inc.	271,197	13,109,663

		$41,313,315

Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	121,463	$10,751,905
BP PLC	7,667,473	52,973,244
Chevron Corp.	173,433	21,833,481
ConocoPhillips	458,298	29,725,208
ENI SpA	1,133,529	25,036,393
Exxon Mobil Corp.	354,087	33,195,656
Phillips 66	319,874	19,672,251
Royal Dutch Shell PLC, Class B	3,048,209	107,816,381
Statoil ASA	1,264,865	27,455,960

		$328,460,479

Security	Shares	Value
Pharmaceuticals — 11.8%
AbbVie, Inc.	191,330	$8,701,689
AstraZeneca PLC	876,487	44,460,446
Bayer AG	391,996	45,563,605
GlaxoSmithKline PLC	927,139	23,719,581
Johnson & Johnson	109,820	10,268,170
Novo Nordisk A/S, Class B	348,338	59,101,112
Pfizer, Inc.	1,082,435	31,639,575
Roche Holding AG PC	327,601	80,618,995
Sanofi	664,714	69,584,726

		$373,657,899

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	81,961	$11,092,602
Boston Properties, Inc.	124,513	13,316,665

		$24,409,267

Road & Rail — 0.6%
Union Pacific Corp.	128,602	$20,394,991

		$20,394,991

Semiconductors & Semiconductor Equipment — 0.2%
Samsung Electronics Co., Ltd. GDR(2)	10,998	$6,286,534

		$6,286,534

Software — 2.0%
Microsoft Corp.	561,259	$17,864,874
Oracle Corp.	367,746	11,896,583
SAP AG	440,936	32,308,003

		$62,069,460

Specialty Retail — 2.0%
Home Depot, Inc. (The)	143,565	$11,345,942
Industria de Diseno Textil SA	221,691	29,592,336
Kingfisher PLC	3,679,861	22,263,110

		$63,201,388

Textiles, Apparel & Luxury Goods — 2.5%
Adidas AG	109,110	$12,161,937
Compagnie Financiere Richemont SA, Class A	195,006	19,075,984
LVMH Moet Hennessy Louis Vuitton SA	172,088	31,325,068
NIKE, Inc., Class B	280,026	17,619,236

		$80,182,225

Tobacco — 1.4%
British American Tobacco PLC	598,918	$31,950,341
Philip Morris International, Inc.	146,211	13,039,097

		$44,989,438

Wireless Telecommunication Services — 2.2%
Vodafone Group PLC	23,225,942	$69,563,420

		$69,563,420

Total Common Stocks (identified cost $2,347,002,681)		$3,151,763,892

Covered Put Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price		Expiration Date	Value
Netflix, Inc.	360		$250.00	8/17/13	$412,200

Total Covered Put Options Purchased (identified cost $524,667)					$412,200

Total Investments — 99.6% (identified cost $2,347,527,348)					$3,152,176,092

Call Options Written — (0.7)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
S&P 500 Index	1,100		$1,630	8/2/13	$(6,468,000)
S&P 500 Index	955		1,680	8/9/13	(1,695,125)
S&P 500 Index	1,170		1,695	8/17/13	(1,368,900)
S&P 500 Index	1,125		1,690	8/23/13	(1,974,375)

					$(11,506,400)

Over-the-Counter Options — (0.3)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(4)	27,750	EUR	2,725	8/16/13	$(2,072,901)
Dow Jones Euro Stoxx 50 Index(5)	28,200	EUR	2,725	8/16/13	(2,106,516)
Dow Jones Euro Stoxx 50 Index(6)	57,100	EUR	2,750	8/16/13	(3,129,675)
FTSE 100 Index(6)	13,250	GBP	6,650	8/16/13	(1,138,846)
FTSE 100 Index(7)	11,900	GBP	6,675	8/16/13	(868,938)
SMI Index(8)	5,150	CHF	8,050	8/16/13	(100,167)
SMI Index(6)	5,400	CHF	8,050	8/16/13	(105,030)

					$(9,522,073)

Total Call Options Written (premiums received $16,159,237)					$(21,028,473)

Covered Call Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price		Expiration Date	Value
Netflix, Inc.	360		$300.00	8/17/13	$(7,740)

Total Covered Call Options Written (premiums received $378,871)					$(7,740)

Covered Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Netflix, Inc.	360	$215.00	8/17/13	$(31,500)

Total Covered Put Options Written (premiums received $158,836)				$(31,500)

Other Assets, Less Liabilities — 1.1%				$34,472,032

Net Assets — 100.0%				$3,165,580,411

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended July 31, 2013, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $28,524.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $6,286,534 or 0.2% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Counterparty is Bank of America.

(5)	Counterparty is Credit Suisse International.

(6)	Counterparty is Citibank NA.

(7)	Counterparty is Barclays Bank PLC.

(8)	Counterparty is Morgan Stanley & Co. International PLC.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	41.1%	$1,301,543,111
United Kingdom	20.6	652,254,995
Switzerland	10.6	335,108,508
Germany	7.1	224,257,862
France	4.4	138,130,540
Netherlands	3.9	125,037,575
Denmark	1.9	59,101,112
Norway	1.5	47,191,937
Italy	1.3	41,905,647
Sweden	1.2	38,266,103
Australia	1.1	34,807,246
Belgium	1.1	34,272,562
Ireland	1.1	33,501,743
Spain	1.0	33,223,353
Japan	1.0	31,179,084
Canada	0.5	16,108,180
South Korea	0.2	6,286,534

Total Investments	99.6%	$3,152,176,092

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,356,208,121

Gross unrealized appreciation	$809,573,545
Gross unrealized depreciation	(13,605,574)

Net unrealized appreciation	$795,967,971

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/30/13	Japanese Yen 3,089,629,000	United States Dollar 31,535,998	Credit Suisse International	$(24,350)

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	187,440	$15,273,296
Options written	1,461,695	163,422,092
Options terminated in closing purchase transactions	(1,193,250)	(134,913,093)
Options expired	(302,065)	(27,085,351)

Outstanding, end of period	153,820	$16,696,944

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. During the fiscal year to date ended July 31, 2013, the Fund also entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options Purchased	$412,200	$—
Equity Price	Options Written	—	(21,067,713)

		$412,200	$(21,067,713)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(24,350)

		$—	$(24,350)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$177,027,468	$151,891,013	$—	$328,918,481
Consumer Staples	135,278,691	308,789,781	—	444,068,472
Energy	136,622,652	230,151,232	—	366,773,884
Financials	313,325,397	285,178,797	—	598,504,194
Health Care	152,878,139	323,048,465	—	475,926,604
Industrials	149,760,279	94,301,260	—	244,061,539
Information Technology	215,836,790	49,770,342	—	265,607,132
Materials	80,912,014	82,710,039	—	163,622,053
Telecommunication Services	41,219,669	111,261,071	—	152,480,740
Utilities	48,668,368	63,132,425	—	111,800,793
Total Common Stocks	$1,451,529,467	$1,700,234,425 *	$—	$3,151,763,892
Covered Put Options Purchased	$412,200	$—	$—	$412,200
Total Investments	$1,451,941,667	$1,700,234,425	$—	$3,152,176,092

Liability Description
Call Options Written	$(11,506,400)	$(9,522,073)	$—	$(21,028,473)
Covered Call Options Written	(7,740)	—	—	(7,740)
Covered Put Options Written	(31,500)	—	—	(31,500)
Forward Foreign Currency Exchange Contracts	—	(24,350)	—	(24,350)
Total	$(11,545,640)	$(9,546,423)	$—	$(21,092,063)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013